FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Narrative (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2021 CAD ($) g	Nov. 12, 2020	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)
Disclosure of fair value measurement of equity [line items]
Maximum exposure to credit risk	$ 235,949		$ 99,736
Cash	(55,365)		(24,600)	$ (47,555)
Working capital	234,349		141,123
Contractual capital expenditures	$ 2,612
Change in benchmark interest rates	1.00%
Increase or decrease in interest expense	$ 0		$ 1,150
Long-term borrowings
Disclosure of fair value measurement of equity [line items]
Fair value of long-term debt	$ 310
Risk free interest rate
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0.0045	0.0030
Edibles and Infusion Corporation | Probability Of Achieving Milestones
Disclosure of fair value measurement of equity [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 899
Edibles and Infusion Corporation | Risk free interest rate
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities | g	0.04
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 70
Alpha Cannabis Pharma Gmbh | Probability Of Achieving Milestones
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 70
Alpha Cannabis Pharma Gmbh | Risk free interest rate
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0.20
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0
Minimum | Edibles and Infusion Corporation | Probability Of Achieving Milestones
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0.10
Maximum | Edibles and Infusion Corporation | Probability Of Achieving Milestones
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0.80